Subsequent Events - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	Jun. 25, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		260,473,000	260,473,000	260,473,000	2,604,733,000
Nonadjusting Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	12,376,600
Number of treasury shares cancelled	647,000
Number of shares cancelled	13,023,600
Cancellation of treasury shares price per share	¥ 4,950
Cancellation of treasury shares	¥ 64,467